EXCHANGE DIFFERENCES (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EXCHANGE DIFFERENCES
Generated by suppliers	$ (2,067,516)	$ (6,022,628)	$ (26,366,916)
Generated by financial assets	304,783	(1,067,456)	12,348,172
Generated by financial liabilities	(882,743)	206,889	(3,310,906)
Other	(779,414)	(523,509)	113,520
Total	$ (3,424,890)	$ (7,406,704)	$ (17,216,130)